                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                    STATE STREET INSTITUTIONAL TREASURY FUND
                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                                INVESTMENT CLASS

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the Institutional Liquid Reserves Fund's Fee Table and expense example on page 5:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)               0.10%
Distribution (12b-1) Fees(2)     0.10%
Other Expenses(3)(4)             0.30%
                                 ----
Total Annual Fund Operating
  Expenses(5)                    0.50%
                                 ----




(1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

(4) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

(5) The Adviser has contractually agreed to cap the ILR Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$50       $158       $277       $631


The following replaces the U.S. Government Fund's Fee Table and expense example on pages 9 and 10:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                0.10%
Distribution (12b-1) Fees(2)      0.10%
Other Expenses(3)                 0.28%
                                 -----
Total Annual Fund Operating
  Expenses                        0.48%
                                 -----
Less Reimbursement(4)            (0.01%)
                                 -----
Total Annual Net Operating
  Expenses(4)                     0.47%
                                 -----




(1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

(4) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.
                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$47       $149       $261       $593


The following replaces the Treasury Plus Fund's Fee Table and expense example on page 13:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                0.10%
Distribution (12b-1) Fees(2)      0.10%
Other Expenses(3)                  .31%
                                 -----
Total Annual Fund Operating
  Expenses                        0.51%
                                 -----
Less Reimbursement(4)            (0.04%)
                                 -----
Total Annual Net Operating
  Expenses(4)                     0.47%
                                 -----


(1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

(4) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.
                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$47       $149       $261       $593


The following replaces the similar paragraphs on page 20:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

The following is added before the "Purchasing Shares" paragraph on page 20:

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

The following replaces the second paragraph under "Purchasing Shares" on page
20:

Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The following replaces the "How to Purchase Shares" section on pages 20 and 21:

                 HOW TO PURCHASE SHARES

-------------------------------------------------------
BY MAIL:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional
Account Application Form, sent to:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

-------------------------------------------------------
BY OVERNIGHT:

-------------------------------------------------------
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

-------------------------------------------------------
BY TELEPHONE/FAX:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional
Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

  confirm receipt of the faxed Institutional Account
  Application Form (initial purchases only), request your new account number (initial purchases only), confirm the amount being wired and wiring bank, confirm the name and number of the contact person in connection with the order at the wiring bank, and receive a confirmation number for your purchase order
  (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed
Institutional Account Application Form to the address
above.
-------------------------------------------------------
WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:
     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 9905-801-8
     State Street Institutional Investment
     Trust_________ Fund _________ Class
     Account Number
     Account Registration

On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's
Valuation Time before a purchase order can be accepted.

YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT
UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The
Funds and the Funds' agents are not responsible for
transfer errors by the sending or receiving bank and
will not be liable for any loss incurred due to a wire
transfer not having been received.
-------------------------------------------------------

The following replaces the "How to Redeem Shares" section on pages 21 and 22:

HOW TO REDEEM SHARES
-------------------------------------------------------
BY MAIL
Send a signed letter to:
State Street Institutional Investment Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances.
See "Medallion Guarantees" below.
BY OVERNIGHT
State Street Institutional Investment Trust Funds
30 Dan Road
Canton, MA 02021-2809
BY TELEPHONE
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.
The Funds will need the following information to process your redemption request:

  name(s) of account owners;
  account number(s);
  the name of the Fund;
  your daytime telephone number; and
  the dollar amount or number of shares being redeemed.

The following replace the existing "About Telephone and Internet Transactions" paragraphs on page 22:

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

The following replaces the third paragraph on the Back Cover:

The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at
(800) 997-7327 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds' website address is https://www.sttfunds.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                    STATE STREET INSTITUTIONAL TREASURY FUND
                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                               INSTITUTIONAL CLASS

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the Institutional Liquid Reserves Fund's Fee Table and expense example on page 5:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)               0.10%
Other Expenses(2)                0.05%
                                 ----
Total Annual Fund Operating
  Expenses(3)                    0.15%
                                 ----




(1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

(2) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

(3) The Adviser has contractually agreed to cap the ILR Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.
                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$15       $47        $83        $189

The following replaces the U.S. Government Fund's Fee Table and expense example on page 9:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                0.10%
Other Expenses                    0.03%
                                 -----
Total Annual Fund Operating
  Expenses                        0.13%
                                 -----
Less Reimbursement(2)            (0.01%)
                                 -----
Total Annual Net Operating
  Expenses(2)                     0.12%
                                 -----




(1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

(2) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.
                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$12       $38        $67        $152


The following replaces the Treasury Plus Fund's Fee Table and expense example on page 12:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                0.10%
Other Expenses                     .06%
                                 -----
Total Annual Fund Operating
  Expenses                        0.16%
                                 -----
Less Reimbursement(2)            (0.04%)
                                 -----
Total Annual Net Operating
  Expenses(2)                     0.12%
                                 -----




(1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

(2) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.
                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$12       $38        $67        $152


The following replaces the similar paragraphs on page 19:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

The following is added before the "Purchasing Shares" paragraph on page 19:

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

The following replaces the second paragraph under "Purchasing Shares" on page
19:

Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The following replaces the "How to Purchase Shares" section on page 20:

                 HOW TO PURCHASE SHARES

-------------------------------------------------------
BY MAIL:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional
Account Application Form, sent to:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

-------------------------------------------------------
BY OVERNIGHT:

-------------------------------------------------------
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

-------------------------------------------------------
BY TELEPHONE/FAX:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional
Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

  confirm receipt of the faxed Institutional Account
  Application Form (initial purchases only), request your new account number (initial purchases only), confirm the amount being wired and wiring bank, confirm the name and number of the contact person in connection with the order at the wiring bank, and receive a confirmation number for your purchase order
  (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed
Institutional Account Application Form to the address above.

-------------------------------------------------------
WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:
     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 9905-801-8
     State Street Institutional Investment Trust
     _________ Fund _________ Class
     Account Number
     Account Registration

On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days.
Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT
UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The
Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

-------------------------------------------------------

The following replaces the "How to Redeem Shares" section on page 21:

HOW TO REDEEM SHARES

-------------------------------------------------------
BY MAIL
Send a signed letter to:
State Street Institutional Investment Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances.
See "Medallion Guarantees" below.
BY OVERNIGHT
State Street Institutional Investment Trust Funds
30 Dan Road
Canton, MA 02021-2809
BY TELEPHONE
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

  name(s) of account owners;
  account number(s);
  the name of the Fund;
  your daytime telephone number; and
  the dollar amount or number of shares being redeemed.

The following replace the existing "About Telephone and Internet Transactions" paragraphs on page 21:

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

The following replaces the third paragraph on the Back Cover:

The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds' website address is https://www.sttfunds.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                       STATE STREET EQUITY 500 INDEX FUND
                              ADMINISTRATIVE SHARES

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following paragraph is added before the "Shareholder Information" heading on page 7:

The Distributor. State Street Global Markets, LLC serves as the Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                       STATE STREET EQUITY 500 INDEX FUND
                                 CLASS R SHARES

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following paragraph is added before the "Shareholder Information" heading on page 7:

The Distributor. State Street Global Markets, LLC serves as the Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                       STATE STREET EQUITY 500 INDEX FUND
                                 SERVICE SHARES

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following paragraph is added before the "Shareholder Information" heading on page 7:

The Distributor. State Street Global Markets, LLC serves as the Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the similar paragraphs on page 8:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

The following is added before the "Purchasing Shares" paragraph on page 8:

If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

The following replaces the first paragraph under "Purchasing Shares" on page 8:

Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The following replaces the similar information after the second paragraph of "Purchasing Shares" on pages 8 and 9:

BY MAIL:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Short-Term Tax Exempt Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

BY OVERNIGHT:

State Street Institutional Short-Term Tax Exempt Bond Fund
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE/FAX:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

- confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

-  request your new account number (initial purchases only),

-  confirm the amount being wired and wiring bank,

- confirm the name and number of the contact person in connection with the order at the wiring bank, and

- receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

ABA# 011000028
DDA# 9905-801-8
State Street Institutional Short-Term Tax Exempt Bond Fund
Account Number
Account Registration

The following replaces the similar information after the second paragraph of "Redeeming Shares" on pages 9 and 10:

BY MAIL

Send a signed letter to:

State Street Institutional Short-Term Tax Exempt Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.

BY OVERNIGHT:

State Street Institutional Short-Term Tax Exempt Bond Fund
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE

(866) 392-0869

Between the hours of 8:00 a.m. and 5:00 p.m. ET.

The Fund will need the following information to process your redemption request:

       name(s) of account owners;

       account number(s);

       the name of the Fund;

       your daytime telephone number; and

       the dollar amount or number of shares being redeemed.

The following replace the existing "About Telephone and Internet Transactions" paragraphs on page 10:

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund's agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Fund may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

The following replaces the third paragraph on the Back Cover:

The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Fund's website address is https://www.sttfunds.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                                INVESTMENT CLASS

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the Fee Table and expense example on page 7:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                0.10%
Distribution (12b-1) Fees(2)      0.10%
Other Expenses(3)                  .31%
                                 -----
Total Annual Fund Operating
  Expenses                        0.51%
                                 -----
Less Reimbursement(4)            (0.04%)
                                 -----
Total Annual Net Operating
  Expenses(4)                     0.47%
                                 -----




(1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

(4) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.
                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$47       $149       $261       $593


The following replaces the similar paragraphs on page 8:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

The following is added before the "Policies to Prevent Market Timing" paragraph on page 9:

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                               INSTITUTIONAL CLASS

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the Fee Table and expense example on page 6:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                0.10%
Other Expenses                    0.03%
                                 -----
Total Annual Fund Operating
  Expenses                        0.13%
                                 -----
Less Reimbursement(2)            (0.01%)
                                 -----
Total Annual Net Operating
  Expenses(2)                     0.12%
                                 -----




(1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

(2) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.
                                   **********

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$12       $38        $67        $152


The following replaces the similar paragraphs on page 8:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

The following is added before the "Purchasing Shares" paragraph on page 8:

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009


                     STATE STREET AGGREGATE BOND INDEX FUND

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following paragraph is added before the "Shareholder Information" heading on page 6:

The Distributor. State Street Global Markets, LLC serves as the Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                       STATE STREET EQUITY 400 INDEX FUND

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following paragraph is added before the "Shareholder Information" heading on page 6:

The Distributor. State Street Global Markets, LLC serves as the Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009

                       STATE STREET EQUITY 2000 INDEX FUND

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following paragraph is added before the "Shareholder Information" heading on page 6:

The Distributor. State Street Global Markets, LLC serves as the Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                          SUPPLEMENT DATED JULY 2, 2009

                         PROSPECTUS DATED APRIL 30, 2009


              STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the similar paragraphs on page 9:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The  Distributor.  State Street Global Markets, LLC serves as the Funds'
distributor (the  "Distributor") pursuant  to the  Distribution   Agreement
between  the Distributor and the Trust.

The following is added before the "Purchasing Shares" paragraph on page 10:

If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

The following replaces the first paragraph under "Purchasing Shares" on page 10:

Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The following replaces the similar information after the second paragraph of "Purchasing Shares" on pages 10:

BY MAIL:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Limited Duration Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

BY OVERNIGHT:

State Street Institutional Limited Duration Bond Fund
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE/FAX:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

     - confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

     -    request your new account number (initial purchases only),

     -    confirm the amount being wired and wiring bank,

     - confirm the name and number of the contact person in connection with the order at the wiring bank, and

     - receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the
          Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

ABA# 011000028
DDA# 9905-801-8
State Street Institutional Limited Duration Bond Fund
Account Number
Account Registration

The following replaces the similar information after the second paragraph of "Redeeming Shares" on page 11:

BY MAIL

Send a signed letter to:

State Street Institutional Limited Duration Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.

BY OVERNIGHT:

State Street Institutional Limited Duration Bond Fund
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE

(866) 392-0869

Between the hours of 8:00 a.m. and 5:00 p.m. ET.

The Fund will need the following information to process your redemption request:

     -    name(s) of account owners;

     -    account number(s);

     -    the name of the Fund;

     -    your daytime telephone number; and

     -    the dollar amount or number of shares being redeemed.

The following replace the existing "About Telephone and Internet Transactions" paragraphs on page 12:

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund's agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Fund may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

The following replaces the second paragraph on the Back Cover:

The Fund's SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The SAI and the Fund's annual and semi-annual reports will be available without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Fund's website address is https://www.sttfunds.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   State Street Institutional Investment Trust

                                  ------------

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
                               INSTITUTIONAL CLASS

                                  ------------

                         Prospectus Dated April 30, 2009

                               As amended July 2, 2009

     THIS PROSPECTUS MAY ONLY BE USED IN CONNECTION WITH PURCHASES OF SHARES OF THE FUNDS ON OR AFTER AUGUST 14, 2009. INVESTORS SEEKING TO PURCHASE SHARES OF THE FUNDS PRIOR TO THAT DATE SHOULD CONTACT THE FUNDS FOR A PROSPECTUS RELATING TO PURCHASES PRIOR TO THAT DATE.

                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS OF STATE STREET INSTITUTIONAL LIQUID RESERVES FUND, STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND AND STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND.

                                TABLE OF CONTENTS


  Introduction                                                             3
  State Street Institutional Liquid Reserves Fund                          3
  State Street Institutional U.S. Government Money Market Fund             7
  State Street Institutional Treasury Plus Money Market Fund              10
  Additional Information About Principal Risks of Investing in the
     Funds and Portfolios                                                 13
  Additional Information About the Funds' and Portfolios' Investment
     Strategies And Risks                                                 17
  Management and Organization                                             22
  Shareholder Information                                                 23
  Portfolio Holdings Disclosure                                           28
  Payments to Financial Intermediaries                                    28
  Dividends, Distributions and Tax Considerations                         28
  Financial Highlights                                                    30

INTRODUCTION

     Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

     Each Fund invests as part of a "master-feeder" structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund's investment objectives, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     A Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

     The investment objective of State Street Institutional Liquid Reserves Fund (the "ILR Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV") by investing in U.S. dollar-denominated money market securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the ILR Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The ILR Fund invests substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio" or sometimes referred to in context as the "Portfolio").

     The Money Market Portfolio invests in such money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The Money Market Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Money Market Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Money Market Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Banking Industry Risk: Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Foreign Investment Risk: The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Mortgage-Backed and Asset-Backed Securities Risk: Prepayment rates on mortgage- and asset-backed securities may reduce the Portfolio's yield.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     - Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

     THE ILR FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

(BAR CHART)

2005                                  3.19
2006                                  5.07
2007                                  5.28
2008                                  2.82




     During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/2006) and the lowest return for a quarter was 0.50% (quarter ended 12/31/2008).

                          AVERAGE ANNUAL TOTAL RETURN*

                                          SINCE THE INCEPTION
                          PAST 1-YEAR       DATE OF THE FUND
                         (PERIOD ENDED         ANNUALIZED
                      DECEMBER 31, 2008)    AUGUST 12, 2004
                      ------------------  -------------------
State Street
  Institutional
  Liquid Reserves
  Fund..............         2.82%                3.87%


--------

   * Certain expenses incurred by the ILR Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Other Expenses(2)        0.05%
                         ----
Total Annual Fund
  Operating Expenses(3)  0.15%
                         ====



     (1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

     (2) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

     (3) The Adviser has contractually agreed to cap the ILR Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $15       $47        $83        $189


STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

     The investment objective of State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and repurchase agreements collateralized by U.S. government securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the U.S. Government Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The U.S. Government Fund invests substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government Portfolio" or sometimes referred to in context as the "Portfolio").

     The U.S. Government Portfolio attempts to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements collateralized by U.S. government securities. Although some U.S. government securities are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the government agency or instrumentality issuing or guaranteeing the securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in U.S. government securities and in repurchase agreements collateralized by such securities. Shareholders would receive at least 60 days notice prior to any change to this policy.

     Quality of Securities. The U.S. Government Portfolio will limit its portfolio investments to U.S. government securities and repurchase agreements collateralized by U.S. government securities which, at the time of acquisition, the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The U.S. Government Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the U.S. Government Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks and other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     THE U.S. GOVERNMENT FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  2.17




     During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.25% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                          SINCE THE INCEPTION
                          PAST 1-YEAR       DATE OF THE FUND
                         (PERIOD ENDED         ANNUALIZED
                      DECEMBER 31, 2008)    OCTOBER 25, 2007
                      ------------------  -------------------
State Street
  Institutional U.S.
  Government Money
  Market Fund.......         2.17%                2.53%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the U.S. Government Fund. As a shareholder in the U.S. Government Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)        0.10%
Other Expenses            0.03%
                         -----
Total Annual Fund
  Operating Expenses      0.13%
Less Reimbursement(2)    (0.01%)
                         -----
Total Annual Net
  Operating Expenses(2)   0.12%
                         =====



     (1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

     (2) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $12       $38        $67        $152


STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

     The investment objective of State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Treasury Plus Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund invests substantially all of its investable assets in the State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio" or sometimes referred to in context as the "Portfolio").

     The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Portfolio will provide shareholders with at least 60 days' notice prior to any change to this 80% policy.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The Treasury Plus Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the Treasury Plus Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY PLUS FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.55




     During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.03% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                             SINCE THE INCEPTION
                             PAST 1-YEAR       DATE OF THE FUND
                            (PERIOD ENDED         ANNUALIZED
                         DECEMBER 31, 2008)    OCTOBER 25, 2007
                         ------------------  -------------------
State Street
  Institutional
  Treasury Plus Money
  Market Fund..........         1.55%                1.93%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Treasury Plus Fund. As a shareholder in the Treasury Plus Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)        0.10%
Other Expenses             .06%
                         -----
Total Annual Fund
  Operating Expenses      0.16%
Less Reimbursement(2)    (0.04%)
                         -----
Total Annual Net
  Operating Expenses(2)   0.12%
                         =====



     (1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

     (2) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $12       $38        $67        $152


ADDITIONAL INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

     Additional information about risks associated with some of the Funds' and Portfolios' investment policies and investment strategies is provided below.

     - Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations. [ILR Fund]

     - Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

     - Interest Rate Risk. During periods of rising interest rates, a Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. [All Funds]

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of a Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and a Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by a Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolios invest have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period. [All Funds]

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in another mutual fund (a Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the master fund to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio . The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so. [All Funds]

     - Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Funds. [All Funds]

     - Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. [ILR Fund]

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

     - U.S. Government Sponsored Enterprises Risk. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities. [ILR Fund and U.S. Government Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT STRATEGIES AND RISKS

     The investments described below reflect the Funds' and Portfolios' current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

     ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

     Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

     Mortgage-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     Types of mortgage-related securities in which a Portfolio may invest include: Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed by FNMA. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates.

     In September 2008, Fannie Mae and Freddie Mac (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

     Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

     A Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. [ILR Fund]

     Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(2) paper." A Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Funds' and Portfolios' limitation on illiquid securities. [ILR Fund]

     Temporary Guarantee Program. The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19,

2008. The Program was initially due to expire on December 18, 2008, and has been extended by the U.S. Treasury Department until September 18, 2009. The ILR Fund has elected to participate in the Program through September 18, 2009, the Program's termination date. With respect to shareholders of the ILR Fund (a "Participating Money Market Fund"), the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance in a Participating Money Market Fund as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which are approximately $50 billion. The Fund is responsible for payment of fees required to participate in the Program. [ILR Fund]

     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

     Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to a Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk. [ILR Fund and U.S. Government Fund]

     Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

MANAGEMENT AND ORGANIZATION

     The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Funds are separate diversified series of the Trust. The Master Portfolios in which the Funds invest are separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding master portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding master portfolio or in another investment company. The Adviser places all orders for purchases and sales of the master portfolios' investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds' annual report dated December 31, 2008.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

     The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. Each Fund determines its NAV per share once each business day at 5:00 p.m. Eastern Time ("ET") except for days when the New York Stock Exchange ("NYSE") closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days that the Federal Reserve is closed.

     Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

     Purchasing Shares. Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

     Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

     The minimum initial investment in Institutional Class shares of the Funds is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of $50,000,000.

     The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
BY MAIL:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
--------------------------------------------------------------------------------
BY OVERNIGHT:
--------------------------------------------------------------------------------
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809
--------------------------------------------------------------------------------
BY TELEPHONE/FAX:
--------------------------------------------------------------------------------
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

  confirm receipt of the faxed Institutional Account Application Form (initial purchases only), request your new account number (initial purchases only), confirm the amount being wired and wiring bank, confirm the name and number of the contact person in connection with the order at the wiring bank, and receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:
Instruct your bank to transfer money by Federal Funds wire to:
     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 9905-801-8
     State Street Institutional Investment Trust _________ Fund _________ Class Account Number
     Account Registration

On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.
--------------------------------------------------------------------------------

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon redemption.

     A request for a partial redemption by an investor whose account balance is below the minimum amount or that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
BY MAIL
Send a signed letter to:
State Street Institutional Investment Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.
BY OVERNIGHT
State Street Institutional Investment Trust Funds
30 Dan Road
Canton, MA 02021-2809
BY TELEPHONE
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

  name(s) of account owners;
  account number(s);
  the name of the Fund;
  your daytime telephone number; and
  the dollar amount or number of shares being redeemed.

     On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

     Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

       Your account address has changed within the last 10 business days.

       Redemption proceeds are being transferred to an account with a different registration.

       A wire is being sent to a financial institution other than the one that has been established on your Fund account.

       Other unusual situations as determined by the Funds' transfer agent.

     All redemption requests regarding shares of the Funds placed after 3:00 p.m. may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, an FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

     About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

     The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds' shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds' shareholders.

     The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

     The Funds' portfolio holdings disclosure policy is described in the SAI.

PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

     Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders.

However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

     Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund's financial statements, is included in the Funds' annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                                NET ASSET                    GAIN                   DISTRIBUTIONS
                                  VALUE         NET         (LOSS)     TOTAL FROM      FROM NET
                                BEGINNING   INVESTMENT        ON       INVESTMENT     INVESTMENT
PERIOD ENDED DECEMBER 31,       OF PERIOD     INCOME     INVESTMENTS   OPERATIONS       INCOME
-------------------------       ---------   ----------   -----------   ----------   -------------
LIQUID RESERVES FUND
  INSTITUTIONAL CLASS
     2008                         1.0000      0.0278        0.0000(d)    0.0278        (0.0278)
     2007                         1.0000      0.0516        0.0000(d)    0.0516        (0.0516)
     2006                         1.0000      0.0496            --       0.0496        (0.0496)
     2005                         1.0000      0.0315        0.0000(d)    0.0315        (0.0315)
     2004(e)                      1.0000      0.0066            --       0.0066        (0.0066)
U.S. GOVERNMENT MONEY MARKET
  FUND
  INSTITUTIONAL CLASS
     2008                         1.0000      0.0215            --       0.0215        (0.0215)
     2007(e)                      1.0000      0.0081            --       0.0081        (0.0081)



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than $0.00005 per share.

(e) The Fund's Institutional shares commenced operations on August 12, 2004 and October 25, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------



                                       RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA(A)
                    NET ASSET   ---------------------------------------------------------------     NET ASSETS
                      VALUE                                           NET          VOLUNTARY          END OF
PERIOD ENDED           END        TOTAL       GROSS       NET     INVESTMENT        EXPENSE           PERIOD
DECEMBER 31,        OF PERIOD   RETURN(B)   EXPENSES   EXPENSES     INCOME     REIMBURSEMENT(C)   (000S OMITTED)
------------        ---------   ---------   --------   --------   ----------   ----------------   --------------
LIQUID RESERVES
  FUND
  INSTITUTIONAL
     CLASS
     2008             1.0000       2.82%      0.11%      0.11%       2.78%             --           $7,774,494
     2007             1.0000       5.28%      0.13%      0.11%       5.14%           0.02%          $6,203,162
     2006             1.0000       5.07%      0.17%      0.12%       5.07%           0.03%          $6,194,720
     2005             1.0000       3.19%      0.17%      0.14%       3.30%           0.01%          $1,639,747
     2004(e)          1.0000       0.66%      0.23% *    0.15% *     1.67% *           --           $  381,638
U.S. GOVERNMENT
  MONEY MARKET
  FUND
  INSTITUTIONAL
     CLASS
     2008             1.0000       2.17%      0.14%      0.14%       1.70%             --           $1,659,576
     2007(e)          1.0000       0.82%      0.18% *    0.18% *     4.43% *           --           $   63,190



                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                    NET ASSET                    GAIN                   DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE         NET         (LOSS)     TOTAL FROM      FROM NET          FROM
PERIOD ENDED        BEGINNING   INVESTMENT        ON       INVESTMENT     INVESTMENT       CAPITAL
DECEMBER 31,        OF PERIOD     INCOME     INVESTMENTS   OPERATIONS       INCOME          GAINS
------------        ---------   ----------   -----------   ----------   -------------   -------------
TREASURY PLUS
  MONEY MARKET
  FUND
  INSTITUTIONAL
     CLASS
     2008             1.0000      0.0154        0.0000(d)    0.0154        (0.0154)           --
     2007(e)          1.0000      0.0074            --       0.0074        (0.0074)           --



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results. If not for voluntary expense reimbursements made to the Funds, total returns would have been lower.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than ($0.00005) per share.

(e)   The Fund's Institutional shares commenced operations on October 24, 2007.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(A)
                     NET ASSET  -----------------------------------------------------------    NET ASSETS
                       VALUE                                       NET         VOLUNTARY         END OF
PERIOD ENDED            END       TOTAL      GROSS      NET    INVESTMENT       EXPENSE          PERIOD
DECEMBER 31,         OF PERIOD  RETURN(B)  EXPENSES  EXPENSES    INCOME    REIMBURSEMENT(C)  (000S OMITTED)
------------         ---------  ---------  --------  --------  ----------  ----------------  --------------
TREASURY PLUS MONEY
  MARKET FUND
  INSTITUTIONAL
     CLASS
     2008              1.0000      1.55%     0.16%     0.13%      0.92%          0.03%          $737,637
     2007(e)           1.0000      0.74%     0.25% *   0.25%*     3.87% *          --           $207,901



                       See Notes to Financial Statements.

For more information about the Funds:

     The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders.

     The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds' website address is https://www.sttfunds.com. Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust

                                  ------------

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
                                INVESTMENT CLASS

                                  ------------

                         Prospectus Dated April 30, 2009
                             As amended July 2, 2009

     THIS PROSPECTUS MAY ONLY BE USED IN CONNECTION WITH PURCHASES OF SHARES OF THE FUNDS ON OR AFTER AUGUST 14, 2009. INVESTORS SEEKING TO PURCHASE SHARES OF THE FUNDS PRIOR TO THAT DATE SHOULD CONTACT THE FUNDS FOR A PROSPECTUS RELATING TO PURCHASES PRIOR TO THAT DATE.

                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INVESTMENT CLASS.

                                TABLE OF CONTENTS


  Introduction                                                             3
  State Street Institutional Liquid Reserves Fund                          3
  State Street Institutional U.S. Government Money Market Fund             7
  State Street Institutional Treasury Plus Money Market Fund              11
  Additional Information About Principal Risks of Investing in the
     Funds and Portfolios                                                 14
  Additional Information About the Funds' and Portfolios' Investment
     Strategies And Risks                                                 18
  Management and Organization                                             24
  Shareholder Information                                                 24
  Portfolio Holdings Disclosure                                           29
  Class Expenses and Distribution and Shareholder Servicing Payments      29
  Payments to Financial Intermediaries                                    30
  Dividends, Distributions and Tax Considerations                         30
  Financial Highlights                                                    32

INTRODUCTION

     Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

     Each Fund invests as part of a "master-feeder" structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     A Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

     The investment objective of State Street Institutional Liquid Reserves Fund (the "ILR Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV") by investing in U.S. dollar-denominated money market securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the ILR Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The ILR Fund invests substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio" or sometimes referred to in context as the "Portfolio").

     The Money Market Portfolio invests in such money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The Money Market Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Money Market Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Money Market Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Banking Industry Risk: Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Foreign Investment Risk: The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Mortgage-Backed and Asset-Backed Securities Risk: Prepayment rates on mortgage- and asset-backed securities may reduce the Portfolio's yield.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     - Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

     THE ILR FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class and Institutional Class were operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

(BAR CHART)

2005                                  3.19
2006                                  5.07
2007                                  5.28
2008                                  2.46




     During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/2006) and the lowest return for a quarter was 0.41% (quarter ended 12/31/2008). Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund's inception date was August 12, 2004.

                          AVERAGE ANNUAL TOTAL RETURN*

                           PAST 1-YEAR   SINCE THE INCEPTION
                          (PERIOD ENDED    DATE OF THE FUND
                           DECEMBER 31,       ANNUALIZED
                              2008)       (AUGUST 12, 2004)
                          -------------  -------------------
State Street
  Institutional Liquid
  Reserves Fund.........       2.46%             2.84%


--------

   * Certain expenses incurred by the ILR Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES:

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees(2)                0.10%
Other Expenses(3)(4)     0.30%
                         ----
Total Annual Fund
  Operating Expenses(5)  0.50%
                         ====



     (1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

     (4) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

     (5) The Adviser has contractually agreed to cap the ILR Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $50       $158       $277       $631


          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

     The investment objective of State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the U.S. Government Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The U.S. Government Fund invests substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government Portfolio" or sometimes referred to in context as the "Portfolio").

     The U.S. Government Portfolio attempts to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements collateralized by U.S. government securities. Although some U.S. government securities are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the government agency or instrumentality issuing or guaranteeing the securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in U.S. government securities and in repurchase agreements collateralized by such securities. Shareholders would receive at least 60 days notice prior to any change to this policy.

     Quality of Securities. The U.S. Government Portfolio will limit its portfolio investments to U.S. government securities and repurchase agreements collateralized by U.S. government securities which, at the time of acquisition, the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The U.S. Government Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the U.S. Government Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks and other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     THE U.S. GOVERNMENT FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.81




     During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.17% (quarter ended 12/31/2008).

AVERAGE ANNUAL TOTAL RETURN

                                         SINCE THE INCEPTION
                           PAST 1-YEAR     DATE OF THE FUND
                          (PERIOD ENDED       ANNUALIZED
                           DECEMBER 31,      (OCTOBER 25,
                              2008)             2007)
                          -------------  -------------------
State Street
  Institutional U.S.
  Government Money
  Market Fund...........       1.81%             2.21%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the U.S. Government Fund. As a shareholder in the U.S. Government Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)         0.10%
Distribution (12b-1)
  Fees(2)                  0.10%
Other Expenses(3)          0.28%
                          -----
Total Annual Fund
  Operating Expenses       0.48%
                          -----
Less Reimbursement(4)     (0.01%)
                          -----
Total Annual Net
  Operating Expenses(4)    0.47%
                          =====



     (1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

     (4) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $47       $149       $261       $593


           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

     The investment objective of State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Treasury Plus Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund invests substantially all of its investable assets in the State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio" or sometimes referred to in context as the "Portfolio").

     The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Portfolio will provide shareholders with at least 60 days notice prior to any change to this 80% policy.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The Treasury Plus Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the Treasury Plus Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY PLUS FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

                       STATE STREET INSTITUTIONAL TREASURY
                             PLUS MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.27




     During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.01% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                             SINCE THE INCEPTION
                            PAST 1-YEAR        DATE OF THE FUND
                           (PERIOD ENDED          ANNUALIZED
                        DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                        ------------------   -------------------
State Street
  Institutional
  Treasury Plus Money
  Market Fund.........         1.27%                 1.65%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Treasury Plus Fund. As a shareholder in the Treasury Plus Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)        0.10%
Distribution (12b-1)
  Fees(2)                 0.10%
Other Expenses(3)         0.31%
                         -----
Total Annual Fund
  Operating Expenses      0.51%
                         -----
Less Reimbursement(4)    (0.04%)
                         -----
Total Annual Net
  Operating Expenses(4)   0.47%
                         =====



     (1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

     (4) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual

           Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $47       $149       $261       $593


ADDITIONAL INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

     Additional information about risks associated with some of the Funds' and Portfolios' investment policies and investment strategies is provided below.

     - Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations. [ILR Fund]

     - Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

     - Interest Rate Risk. During periods of rising interest rates, a Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. [All Funds]

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of a Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and a Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by a Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolios invest have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period. [All Funds]

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in another mutual fund (a Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so. [All Funds]

     - Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

     - Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. [ILR Fund]

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

     - U.S. Government Sponsored Enterprises Risk. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities. [ILR Fund and U.S. Government Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT STRATEGIES AND RISKS

     The investments described below reflect the Funds' and Portfolios' current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A

Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

     ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

     Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

     Mortgage-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     Types of mortgage-related securities in which a Portfolio may invest include: Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed by FNMA. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates.

     In September 2008, Fannie Mae and Freddie Mac (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

     Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

     A Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. [ILR Fund]

     Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(2) paper." A Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Funds' and Portfolios' limitation on illiquid securities. [ILR Fund]

     Temporary Guarantee Program. The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. The Program was initially due to expire on December 18, 2008, and has been extended by the U.S. Treasury Department until September 18, 2009. The ILR Fund has elected to participate in the Program through September 18, 2009, the Program's termination date. With respect to shareholders of the ILR Fund (a "Participating Money Market Fund"), the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance in a Participating Money Market Fund as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which are approximately $50 billion. The Fund is responsible for payment of fees required to participate in the Program. [ILR Fund]

     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund, and Treasury Plus Fund]

     Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to a Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk. [ILR Fund and U.S. Government Fund]

     Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

MANAGEMENT AND ORGANIZATION

     The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Funds are separate diversified series of the Trust. The Master Portfolios in which the Funds invest are separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding master portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding master portfolio or in another investment company. The Adviser places all orders for purchases and sales of the master portfolios' investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds' annual report dated December 31, 2008.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

     The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. Each of the Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days that the Federal Reserve is closed.

     Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

     Purchasing Shares. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

     Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

     The minimum initial investment in Investment Class shares of the ILR Fund, U.S. Government Fund, and Treasury Plus Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of:
$50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

     The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
BY MAIL:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds P.O. Box 8048
Boston, MA 02266-8048
--------------------------------------------------------------------------------
BY OVERNIGHT:
--------------------------------------------------------------------------------
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809
--------------------------------------------------------------------------------
BY TELEPHONE/FAX:
--------------------------------------------------------------------------------
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

  confirm receipt of the faxed Institutional Account Application Form (initial purchases only), request your new account number (initial purchases only), confirm the amount being wired and wiring bank, confirm the name and number of the contact person in connection with the order at the wiring bank, and receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:
     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 9905-801-8
     State Street Institutional Investment Trust _________ Fund _________ Class Account Number
     Account Registration

On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.
--------------------------------------------------------------------------------

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

     A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
BY MAIL
Send a signed letter to:
State Street Institutional Investment Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.
BY OVERNIGHT
State Street Institutional Investment Trust Funds
30 Dan Road
Canton, MA 02021-2809
BY TELEPHONE
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:
  name(s) of account owners;
  account number(s);
  the name of the Fund;
  your daytime telephone number; and
  the dollar amount or number of shares being redeemed.

     On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

     Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

       Your account address has changed within the last 10 business days.

       Redemption proceeds are being transferred to an account with a different registration.

       A wire is being sent to a financial institution other than the one that has been established on your Fund account.

       Other unusual situations as determined by the Funds' transfer agent.

     All redemption requests regarding shares of the Funds placed after 3:00 p.m. may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, an FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

     About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

     The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds' shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds' shareholders.

     The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

     The Funds' portfolio holdings disclosure policy is described in the SAI.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PAYMENTS

     To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Funds, each Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of a Fund's net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Funds' Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds.

     The Funds' Investment Class shares generally are sold to clients of financial intermediaries ("Service Organizations"), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund's net assets. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

     Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders.

However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

     Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Investment Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund's financial statements, is included in the Funds' annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                                  NET ASSET                  GAIN                 DISTRIBUTIONS
                                    VALUE        NET        (LOSS)    TOTAL FROM     FROM NET
                                  BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT
PERIOD ENDED DECEMBER 31,         OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME
-------------------------         ---------  ----------  -----------  ----------  -------------
LIQUID RESERVES FUND
  INVESTMENT CLASS
     2008                           1.0000     0.0243       0.0000(d)   0.0243       (0.0243)
     2007(e)                        1.0000     0.0097           --      0.0097       (0.0097)
U.S. GOVERNMENT MONEY MARKET
  FUND
  INVESTMENT CLASS
     2008                           1.0000     0.0180           --      0.0180       (0.0180)
     2007(e)                        1.0000     0.0084           --      0.0084       (0.0084)



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than $0.00005 per share.

(e) The Fund's Investment shares commenced operations on October 15, 2007 and October 17, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





                                            RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA(A)
                            NET ASSET  -----------------------------------------------------------    NET ASSETS
                              VALUE                                       NET         VOLUNTARY         END OF
                               END       TOTAL      GROSS      NET    INVESTMENT       EXPENSE          PERIOD
PERIOD ENDED DECEMBER 31,   OF PERIOD  RETURN(B)  EXPENSES  EXPENSES    INCOME    REIMBURSEMENT(C)  (000S OMITTED)
-------------------------   ---------  ---------  --------  --------  ----------  ----------------  --------------
LIQUID RESERVES FUND
  INVESTMENT CLASS
     2008                     1.0000      2.46%     0.46%     0.46%      2.41%           --           $  769,284
     2007(e)                  1.0000      0.97%     0.45% *   0.45% *    4.52% *         --           $  658,816
U.S. GOVERNMENT MONEY
  MARKET FUND
  INVESTMENT CLASS
     2008                     1.0000      1.81%     0.49%     0.49%      1.75%           --           $1,298,493
     2007(e)                  1.0000      0.84%     0.53% *   0.53% *    4.01% *         --           $1,008,936



                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                              NET ASSET                  GAIN                 DISTRIBUTIONS  DISTRIBUTIONS
                                VALUE        NET        (LOSS)    TOTAL FROM     FROM NET         FROM
                              BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT      CAPITAL
PERIOD ENDED DECEMBER 31,     OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME         GAINS
-------------------------     ---------  ----------  -----------  ----------  -------------  -------------
TREASURY PLUS MONEY MARKET
  FUND
  INVESTMENT CLASS
     2008                       1.0000     0.0126       0.0000(d)   0.0126       (0.0126)          --
     2007(e)                    1.0000     0.0068           --      0.0068       (0.0068)          --



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results. If not for voluntary expense reimbursements made to the Funds, total returns would have been lower.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than ($0.00005) per share.

(e)   The Fund's Investment shares commenced operations on October 24, 2007.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(A)
                       NET ASSET  -----------------------------------------------------------    NET ASSETS
                         VALUE                                       NET         VOLUNTARY         END OF
PERIOD ENDED DECEMBER     END       TOTAL      GROSS      NET    INVESTMENT       EXPENSE          PERIOD
31,                    OF PERIOD  RETURN(B)  EXPENSES  EXPENSES    INCOME    REIMBURSEMENT(C)  (000S OMITTED)
---------------------  ---------  ---------  --------  --------  ----------  ----------------  --------------
TREASURY PLUS MONEY
  MARKET FUND
  INVESTMENT CLASS
     2008                1.0000      1.27%     0.51%     0.40%      1.06%          0.11%          $215,585
     2007(e)             1.0000      0.68%     0.60% *   0.60%*     3.55% *          --           $253,745



                       See Notes to Financial Statements.

For more information about the Funds:

     The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

     The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds' website address is https://www.sttfunds.com.

     Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust

              INSTITUTIONAL LIQUID RESERVES FUND, INVESTMENT CLASS
               U.S. GOVERNMENT MONEY MARKET FUND, INVESTMENT CLASS
                TREASURY PLUS MONEY MARKET FUND, INVESTMENT CLASS

                                 offered through

                         Neuberger Berman Management LLC

                                   Prospectus

     THIS PROSPECTUS MAY ONLY BE USED IN CONNECTION WITH PURCHASES OF SHARES OF THE FUNDS EFFECTED THROUGH NEUBERGER BERMAN MANAGEMENT LLC ON OR AFTER AUGUST 14, 2009. INVESTORS SEEKING TO PURCHASE SHARES OF THE FUNDS PRIOR TO THAT DATE SHOULD CONTACT THE FUNDS FOR A PROSPECTUS RELATING TO PURCHASES PRIOR TO THAT DATE.

                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS THE INVESTMENT CLASS OF THE INSTITUTIONAL LIQUID RESERVES FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND THE TREASURY PLUS MONEY MARKET FUND.

April 30, 2009
As Supplemented July 2, 2009

                                TABLE OF CONTENTS


  Introduction                                                             3
  State Street Institutional Liquid Reserves Fund                          3
  State Street Institutional U.S. Government Money Market Fund             7
  State Street Institutional Treasury Plus Money Market Fund              11
  Additional Information About Principal Risks of Investing in the
     Funds and Portfolios                                                 14
  Additional Information About the Funds' and Portfolios' Investment
     Strategies And Risks                                                 18
  Management and Organization                                             24
  Shareholder Information                                                 25
  Portfolio Holdings Disclosure                                           29
  Class Expenses and Distribution and Shareholder Servicing Payments      29
  Payments to Financial Intermediaries                                    30
  Dividends, Distributions and Tax Considerations                         30
  Financial Highlights                                                    32

INTRODUCTION

     Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

     Each Fund invests as part of a "master-feeder" structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     A Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

     The investment objective of State Street Institutional Liquid Reserves Fund (the "ILR Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV") by investing in U.S. dollar-denominated money market securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the ILR Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The ILR Fund invests substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio" or sometimes referred to in context as the "Portfolio").

     The Money Market Portfolio invests in such money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The Money Market Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Money Market Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Money Market Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Banking Industry Risk: Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Foreign Investment Risk: The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Mortgage-Backed and Asset-Backed Securities Risk: Prepayment rates on mortgage- and asset-backed securities may reduce the Portfolio's yield.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     - Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

     THE ILR FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class and Institutional Class were operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

                        STATE STREET INSTITUTIONAL LIQUID
                                  RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

(BAR CHART)

2005                                  3.19
2006                                  5.07
2007                                  5.28
2008                                  2.46




     During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/2006) and the lowest return for a quarter was 0.41% (quarter ended 12/31/2008). Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund's inception date was August 12, 2004.

                          AVERAGE ANNUAL TOTAL RETURN*

                                        SINCE THE INCEPTION
                        PAST 1-YEAR       DATE OF THE FUND
                       (PERIOD ENDED         ANNUALIZED
                    DECEMBER 31, 2008)   (AUGUST 12, 2004)
                    ------------------  -------------------
State Street
  Institutional
  Liquid Reserves
  Fund............         2.46%                2.84%


--------

   * Certain expenses incurred by the ILR Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES:

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees(2)                0.10%
Other Expenses(3)(4)     0.30%
                         ----
Total Annual Fund
  Operating Expenses(5)  0.50%
                         ====



     (1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

     (4) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

     (5) The Adviser has contractually agreed to cap the ILR Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $50       $158       $277       $631


STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

     The investment objective of State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the U.S. Government Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The U.S. Government Fund invests substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government Portfolio" or sometimes referred to in context as the "Portfolio").

     The U.S. Government Portfolio attempts to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities

("U.S. government securities") or in repurchase agreements collateralized by U.S. government securities. Although some U.S. government securities are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the government agency or instrumentality issuing or guaranteeing the securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in U.S. government securities and in repurchase agreements collateralized by such securities. Shareholders would receive at least 60 days notice prior to any change to this policy.

     Quality of Securities. The U.S. Government Portfolio will limit its portfolio investments to U.S. government securities and repurchase agreements collateralized by U.S. government securities which, at the time of acquisition, the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The U.S. Government Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the U.S. Government Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks and other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     THE U.S. GOVERNMENT FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

                           STATE STREET INSTITUTIONAL
                        U.S. GOVERNMENT MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.81




     During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.17% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                        PAST 1-YEAR       DATE OF THE FUND
                       (PERIOD ENDED         ANNUALIZED
                    DECEMBER 31, 2008)   (OCTOBER 25, 2007)
                    ------------------  -------------------
State Street
  Institutional
  U.S. Government
  Money Market
  Fund............         1.81%                2.21%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the U.S. Government Fund. As a shareholder in the U.S. Government Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)        0.10%
Distribution (12b-1)
  Fees(2)                 0.10%
Other Expenses(3)         0.28%
                         -----
Total Annual Fund
  Operating Expenses      0.48%
                         =====
Less Reimbursement(4)    (0.01)%
                         -----
Total Annual Net
  Operating Expenses(4)   0.47%
                         =====



     (1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

     (4) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $47       $149       $261       $593


STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

     The investment objective of State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Treasury Plus Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund invests substantially all of its investable assets in the State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio" or sometimes referred to in context as the "Portfolio").

     The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Portfolio will provide shareholders with at least 60 days notice prior to any change to this 80% policy.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The Treasury Plus Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the Treasury Plus Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY PLUS FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

                       STATE STREET INSTITUTIONAL TREASURY
                             PLUS MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.27




     During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.01% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                        PAST 1-YEAR       DATE OF THE FUND
                       (PERIOD ENDED         ANNUALIZED
                    DECEMBER 31, 2008)   (OCTOBER 25, 2007)
                    ------------------  -------------------
State Street
  Institutional
  Treasury Plus
  Money Market
  Fund............         1.27%                1.65%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Treasury Plus Fund. As a shareholder in the Treasury Plus Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)        0.10%
Distribution (12b-1)
  Fees(2)                 0.10%
Other Expenses(3)         0.31%
                         -----
Total Annual Fund
  Operating Expenses      0.51%
                         =====
Less Reimbursement(4)    (0.04)%
                         -----
Total Annual Net
  Operating Expenses(4)   0.47%
                         =====



     (1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

     (4) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $47       $149       $261       $593


ADDITIONAL INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

     Additional information about risks associated with some of the Funds' and Portfolios' investment policies and investment strategies is provided below.

     - Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations. [ILR Fund]

     - Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

     - Interest Rate Risk. During periods of rising interest rates, a Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. [All Funds]

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of a Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and a Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by a Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolios invest have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period. [All Funds]

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in another mutual fund (a Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so. [All Funds]

     - Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

     - Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. [ILR Fund]

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

     - U.S. Government Sponsored Enterprises Risk. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities. [ILR Fund and U.S. Government Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT STRATEGIES AND RISKS

     The investments described below reflect the Funds' and Portfolios' current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

     ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

     Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

     Mortgage-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     Types of mortgage-related securities in which a Portfolio may invest include: Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed by FNMA. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates.

     In September 2008, Fannie Mae and Freddie Mac (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until

December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

     Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

     A Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. [ILR Fund]

     Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(2) paper." A Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Funds' and Portfolios' limitation on illiquid securities. [ILR Fund]

     Temporary Guarantee Program. The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. The Program was initially due to expire on December 18, 2008, and has been extended by the U.S. Treasury Department until September 18, 2009. The ILR Fund has elected to participate in the Program through September 18, 2009, the Program's termination date. With respect to shareholders of the ILR Fund (a "Participating Money Market Fund"), the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance in a Participating Money Market Fund as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which are approximately $50 billion. The Fund is responsible for payment of fees required to participate in the Program. [ILR Fund]

     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund, and Treasury Plus Fund]

     Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the

U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to a Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk. [ILR Fund and U.S. Government Fund]

     Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

MANAGEMENT AND ORGANIZATION

     The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Funds are separate diversified series of the Trust. The Master Portfolios in which the Funds invest are separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding master portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding master portfolio or in another investment company. The Adviser places all orders for purchases and sales of the master portfolios' investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds' annual report dated December 31, 2008.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

     The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

     The Servicing Agent. Neuberger Berman Management LLC ("Neuberger Berman") serves as the agent for Neuberger Berman shareholders.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. Each of the Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days that the Federal Reserve is closed.

     Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

     Purchasing Shares. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

     Purchase orders in good form and payments which are accepted prior to 12:30 p.m. ET for the Treasury Plus Fund and 4:30 p.m. ET for the ILR and U.S. Government Fund will receive the day's NAV and will earn dividends declared on the date of purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

     The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
BY MAIL:
     An initial investment in the Funds must be preceded or accompanied by a completed, signed Neuberger Berman Account Application Form, sent to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

Neuberger Berman Funds
c/o State Street Bank & Trust Co.
30 Dan Road
Canton, MA 02021

     Your first investment must be at least $2,000. Additional investments can be as little as $100. All checks must be made out to "Neuberger Berman Funds". We cannot accept checks made out to you or other parties and signed over to us. Neuberger Berman cannot accept cash, money orders, starter checks, cashier's checks, travelers checks or other cash equivalents. You will be responsible for any losses or fees resulting from a bad check. If necessary, we may sell other shares belonging to you in order to cover these losses.

--------------------------------------------------------------------------------
BY TELEPHONE:
     An initial investment in the Funds must be preceded or accompanied by a completed, signed Neuberger Berman Account Application Form. Neuberger Berman does not accept phone orders for a first investment. To add shares to an existing account using FUNDfone(R), call (800) 335-9366.

     Additional shares will be purchased when your order is accepted. Additional investments must be for at least $100.

     For your initial investment, send the original, signed Neuberger Berman Account Application Form to the address above.

--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:
     Before wiring any money, call (800) 877-9700 for an order confirmation. Please have your financial institution send your wire to State Street Bank and Trust Company and include your name, the Fund name, your account number and other information as requested.

     State Street Bank/Boston
     ABA #011-000028
     Attn: NB Deposit Account
     DDA #9904-199-8

     On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

     BY INTERNET. You may purchase shares for your account by placing an order online at www.nb.com.

     YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

--------------------------------------------------------------------------------

     In accordance with certain federal regulations, Neuberger Berman is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, Neuberger Berman will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, Neuberger Berman will not open an account for you. As required by law, Neuberger Berman may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. Neuberger Berman reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to Neuberger Berman. Redemption orders are processed at the NAV next determined after Neuberger Berman receives a redemption order in good form. If Neuberger Berman receives a redemption order prior to its Valuation Time on a business day, Neuberger Berman may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

     When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, Neuberger Berman has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, Neuberger Berman may close your account and redeem the proceeds.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
BY MAIL
Send a signed letter to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

Neuberger Berman Funds
c/o State Street Bank & Trust Co.
30 Dan Road
Canton, MA 02021

     The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.

BY TELEPHONE
Please call (800) 877-9700 between the hours of 8:00 a.m. and 6:00 p.m. ET.

     The Funds will need the following information to process your redemption request:

-  name(s) of account owners;

-  account number(s);

-  the name of the Fund;

-  the dollar amount, percentage or number of shares being redeemed; and

-  any other instructions.

     To place an order using FUNDfone(R), call (800) 335-9366.

     BY INTERNET. You may sell shares from your account by placing an order online at www.nb.com.

     On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

     Medallion Guarantees. You may need a Medallion signature guarantee when you sell shares of a Fund. A Medallion signature guarantee is a guarantee that your signature is authentic. Most banks, brokers and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

     Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. Neuberger Berman reserves the right to require a Medallion signature guarantee on any transaction at our discretion.

     A notarized signature from a notary public is not a Medallion signature guarantee.

     Exchanging Shares. You can move an investment from one Fund to a comparable class of another Neuberger Berman Fund in the Fund family through an exchange of shares, or by electing to use your cash distributions from one Fund to purchase shares of the other Fund. There are three things to remember when making an exchange:

-  both accounts must have the same registration;

- you will need to observe the minimum account balance requirements for the fund accounts involved; and

- because an exchange is treated as a sale for tax purposes, consider any tax consequences before placing your order.

     Privileges and Services. As a Neuberger Berman shareholder, you have access to a range of services to make investing easier:

     Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from a Fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

     Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your back account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

     Internet Access. At www.nb.com, you can make transactions, check your account and access a wealth of information.

     FUNDfone(R). Get up-to-date performance and account information through our 24-hour automated service by calling (800) 335-9366. If you already have a Neuberger Berman fund account, you can place orders to buy, sell or exchange fund shares.

     Checkwriting. If you would like to write checks against your Institutional Liquid Reserves Fund account or your

Institutional U.S. Government Money Market Fund account, please call (800) 877-9700. Withdrawals must be for at least $250.

     Other Policies. Under certain circumstances, Neuberger Berman reserves the right to:

-  reject any exchange or purchase order;

- suspend or reject any future purchase order from any investor who does not provide payment to settle a purchase order;

-  change, suspend or revoke the exchange privilege; and

-  suspend the telephone order privilege.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds' shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds' shareholders.

     The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

     The Funds' portfolio holdings disclosure policy is described in the SAI.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PAYMENTS

     To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Funds, each Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of a Fund's net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Funds' Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds.

     The Funds' Investment Class shares generally are sold to clients of financial intermediaries ("Service Organizations"), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund's net assets. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

     Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

     Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Investment Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund's financial statements, is included in the Funds' annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                                 NET ASSET                      GAIN                     DISTRIBUTIONS
                                   VALUE          NET          (LOSS)      TOTAL FROM       FROM NET
                                 BEGINNING    INVESTMENT         ON        INVESTMENT      INVESTMENT
PERIOD ENDED DECEMBER 31,        OF PERIOD      INCOME      INVESTMENTS    OPERATIONS        INCOME
-------------------------        ---------    ----------    -----------    ----------    -------------
LIQUID RESERVES FUND
  INVESTMENT CLASS
     2008                          1.0000       0.0243         0.0000(d)     0.0243         (0.0243)
     2007(e)                       1.0000       0.0097             --        0.0097         (0.0097)
U.S. GOVERNMENT MONEY MARKET
  FUND
  INVESTMENT CLASS
     2008                          1.0000       0.0180             --        0.0180         (0.0180)
     2007(e)                       1.0000       0.0084             --        0.0084         (0.0084)



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than $0.00005 per share.

(e) The Fund's Investment shares commenced operations on October 15, 2007 and October 17, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




                                                          RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA(A)
                                   NET ASSET    ----------------------------------------------------------------------
                                     VALUE                                                 NET            VOLUNTARY
                                      END         TOTAL        GROSS         NET       INVESTMENT          EXPENSE
PERIOD ENDED DECEMBER 31,          OF PERIOD    RETURN(B)    EXPENSES     EXPENSES       INCOME       REIMBURSEMENT(C)
-------------------------          ---------    ---------    --------     --------     ----------     ----------------
LIQUID RESERVES FUND
  INVESTMENT CLASS
     2008                            1.0000        2.46%       0.46%        0.46%         2.41%              --
     2007(e)                         1.0000        0.97%       0.45% *      0.45% *       4.52% *            --
U.S. GOVERNMENT MONEY MARKET FUND
  INVESTMENT CLASS
     2008                            1.0000        1.81%       0.49%        0.49%         1.75%              --
     2007(e)                         1.0000        0.84%       0.53% *      0.53% *       4.01% *            --
                                     NET ASSETS
                                       END OF
                                       PERIOD
PERIOD ENDED DECEMBER 31,          (000S OMITTED)
-------------------------          --------------
LIQUID RESERVES FUND
  INVESTMENT CLASS
     2008                            $  769,284
     2007(e)                         $  658,816
U.S. GOVERNMENT MONEY MARKET FUND
  INVESTMENT CLASS
     2008                            $1,298,493
     2007(e)                         $1,008,936



                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                          NET ASSET                      GAIN                     DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE          NET          (LOSS)      TOTAL FROM       FROM NET           FROM
PERIOD ENDED DECEMBER     BEGINNING    INVESTMENT         ON        INVESTMENT      INVESTMENT        CAPITAL
31,                       OF PERIOD      INCOME      INVESTMENTS    OPERATIONS        INCOME           GAINS
---------------------     ---------    ----------    -----------    ----------    -------------    -------------
TREASURY PLUS MONEY
  MARKET FUND
  INVESTMENT CLASS
     2008                   1.0000       0.0126         0.0000(d)     0.0126         (0.0126)            --
     2007(e)                1.0000       0.0068             --        0.0068         (0.0068)            --



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results. If not for voluntary expense reimbursements made to the Funds, total returns would have been lower.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than ($0.00005) per share.

(e)   The Fund's Investment shares commenced operations on October 24, 2007.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(A)
                         NET ASSET  -----------------------------------------------------------    NET ASSETS
                           VALUE                                       NET         VOLUNTARY         END OF
PERIOD ENDED DECEMBER       END       TOTAL      GROSS      NET    INVESTMENT       EXPENSE          PERIOD
31,                      OF PERIOD  RETURN(B)  EXPENSES  EXPENSES    INCOME    REIMBURSEMENT(C)  (000S OMITTED)
---------------------    ---------  ---------  --------  --------  ----------  ----------------  --------------
TREASURY PLUS MONEY
  MARKET FUND
  INVESTMENT CLASS
     2008                  1.0000      1.27%     0.51%     0.40%      1.06%          0.11%          $215,585
     2007(e)               1.0000      0.68%     0.60% *   0.60%*     3.55% *          --           $253,745



                       See Notes to Financial Statements.

For more information about the Funds:

     The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

     The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds' website address is https://www.sttfunds.com.

     Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.